Vessels, Net	12 Months Ended
Dec. 31, 2018
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:

Vessels, Net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2018	December 31, 2017
Cost:
Beginning balance	275,582	242,462
- Additions	28,789	33,120
- Disposals	(26,290)	-
- Impairment charges	(7,267)	-
Ending balance	270,814	275,582

Accumulated depreciation:
Beginning balance	(20,852)	(10,353)
- Additions	(10,793)	(10,499)
- Disposals	4,045	-
Ending balance	(27,600)	(20,852)

Net book value	243,214	254,730

On August 31, 2018, the Company entered into an agreement with an unaffiliated third party for the purchase of one second hand Capesize vessel, the Fellowship, for a gross purchase price of $28,700. The vessel was delivered to the Company on November 22, 2018. The acquisition of the vessel was financed through the loan facility with UniCredit (Note 7) and by cash on hand.

On September 20, 2018, the Company entered into two separate agreements with unaffiliated third parties for the sale of two Supramax vessels, namely the Gladiatorship and the Guardianship for a gross sale price of $10,960 and $11,700, respectively. The Gladiatorship and the Guardianship were delivered to their new owners on October 11, 2018 and on November 19, 2018, respectively. Proceeds of $9,505 from the sale of Gladiatorship and $10,332 from the sale of Guardianship were retained with UniCredit to fund the acquisition of Fellowship. The specific vessels were impaired since their carrying amount on the sale agreement date was higher than their fair value less cost to sell. Accordingly, an impairment loss of $7,267 was recognized in the Consolidated Statements of Loss. The fair value of the vessels was determined based on the agreed sale prices (Note 8).

On March 28, 2017, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, at a gross purchase price of $32,650. On May 31, 2017, the Company acquired the 2012 Capesize, 179,213 DWT Partnership. The acquisition was financed with the Amsterdam Trade Bank N.V. loan facility (Note 7), the Jelco loan facility entered into on May 24, 2017 (Note 3) and by cash on hand.

Approximately $89 and $465 worth of expenditures that increased the earning capacity and improved the efficiency of certain vessels were capitalized during the twelve month periods ended December 31, 2018 and December 31, 2017, respectively.

As of December 31, 2018, all vessels, except for the Knightship and the Championship, are mortgaged to secured loans (Notes 3 and 7).